Segment Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of total adjusted segment income to consolidated income from continuing operations before income taxes
Adjusted segment income	$ 247,475	$ 185,511	$ 111,772
Gain on debt repurchase		1,634	10,429
Income from continuing operations before income taxes	$ 247,475	$ 187,145	$ 122,201